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[SECURITY BENEFIT LOGO]

October 26, 2006

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account IV 1940 Act Registration Number: 811-03179 1933 Act Registration Numbers: 002-72282 CIK: 0000352664 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account IV, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the underlying management investment company. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

The following semi-annual report, which was mailed to contract owners, was filed with the Commission via EDGAR on the date indicated below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
SBL Fund	0000217087	September 6, 2006

To the extent necessary, that filing is incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001